Leases Lease Costs (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Leases [Abstract]
Operating Lease, Cost	$ 36	$ 73
Finance Lease, Right-of-Use Asset, Amortization	8	16
Finance Lease, Interest Expense	3	7
Variable Lease, Cost	$ 52	$ 82